Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 175	$ 137
Work-in-process	1,120	1,104
Finished products	546	450
Total	$ 1,841	$ 1,691